Schedule of Investments (unaudited)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
AeroVironment, Inc.(a)(b)	3,730	$ 902,250
ATI, Inc.(a)	15,928	1,827,897
Carpenter Technology Corp.	5,840	1,838,666
Curtiss-Wright Corp.	4,323	2,383,140
Hexcel Corp.	9,332	689,635
Kratos Defense & Security Solutions, Inc.(a)	19,794	1,502,562
Woodward, Inc.	7,030	2,125,310
		11,269,460
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	13,421	706,481
Automobile Components — 0.9%
Autoliv, Inc.	8,193	972,509
Gentex Corp.	25,667	597,271
Goodyear Tire & Rubber Co. (The)(a)	34,952	306,179
Lear Corp.	6,081	696,883
Visteon Corp.	3,199	304,225
		2,877,067
Automobiles — 0.3%
Harley-Davidson, Inc.	13,851	283,807
Thor Industries, Inc.	6,170	633,474
		917,281
Banks — 7.3%
Associated Banc-Corp	19,167	493,742
Bank OZK	12,413	571,246
Cadence Bank	17,967	769,706
Columbia Banking System, Inc.	35,067	980,123
Comerica, Inc.	14,976	1,301,864
Commerce Bancshares, Inc.	15,159	793,422
Cullen/Frost Bankers, Inc.	7,496	949,218
East West Bancorp, Inc.	16,129	1,812,738
First Financial Bankshares, Inc.	15,277	456,324
First Horizon Corp.	57,724	1,379,604
Flagstar Bank N.A.	35,093	441,821
FNB Corp.	41,985	717,944
Glacier Bancorp, Inc.	15,081	664,318
Hancock Whitney Corp.	9,802	624,191
Home BancShares, Inc.	21,428	595,270
International Bancshares Corp.	6,535	434,185
Old National Bancorp	40,772	909,623
Pinnacle Financial Partners, Inc.	9,017	860,312
Prosperity Bancshares, Inc.	11,136	769,609
Southstate Bank Corp.	11,784	1,108,992
Synovus Financial Corp.	16,274	814,514
Texas Capital Bancshares, Inc.(a)	5,504	498,332
UMB Financial Corp.	8,370	962,885
United Bankshares, Inc.	16,423	630,643
Valley National Bancorp	56,221	656,661
Webster Financial Corp.	18,908	1,190,070
Western Alliance Bancorp	12,101	1,017,331
Wintrust Financial Corp.	7,851	1,097,727
Zions Bancorp N.A.	17,309	1,013,269
		24,515,684
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)	963	187,910
Celsius Holdings, Inc.(a)	18,737	857,031
Coca-Cola Consolidated, Inc.	6,631	1,016,532
		2,061,473
Security	Shares	Value
Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.(a)	22,522	$ 1,338,482
Cytokinetics, Inc.(a)(b)	14,333	910,719
Exelixis, Inc.(a)	31,431	1,377,621
Halozyme Therapeutics, Inc.(a)	13,786	927,798
Neurocrine Biosciences, Inc.(a)	11,689	1,657,851
Roivant Sciences Ltd.(a)	51,366	1,114,642
United Therapeutics Corp.(a)	5,048	2,459,638
		9,786,751
Broadline Retail — 0.4%
Macy’s, Inc.	31,477	694,068
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	7,187	787,767
		1,481,835
Building Products — 2.1%
AAON, Inc.	7,933	604,891
Advanced Drainage Systems, Inc.	8,387	1,214,689
Carlisle Cos., Inc.	4,887	1,563,156
Fortune Brands Innovations, Inc.	14,084	704,482
Owens Corning	9,636	1,078,365
Simpson Manufacturing Co., Inc.	4,860	784,744
Trex Co., Inc.(a)	12,574	441,096
UFP Industries, Inc.	6,830	621,871
		7,013,294
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	3,351	966,026
Evercore, Inc., Class A	4,535	1,543,034
Federated Hermes, Inc., Class B, NVS	8,664	451,135
Hamilton Lane, Inc., Class A	4,938	663,223
Houlihan Lokey, Inc., Class A	6,391	1,113,248
Janus Henderson Group PLC	14,488	689,194
Jefferies Financial Group, Inc.	19,346	1,198,872
SEI Investments Co.	10,909	894,756
Stifel Financial Corp.	11,937	1,494,751
		9,014,239
Chemicals — 1.4%
Ashland, Inc.	5,358	314,354
Avient Corp.	10,734	335,330
Axalta Coating Systems Ltd.(a)	25,010	808,073
Cabot Corp.	6,237	413,388
NewMarket Corp.	914	628,156
RPM International, Inc.	15,031	1,563,224
Scotts Miracle-Gro Co. (The)	5,212	304,120
Westlake Corp.	3,910	289,106
		4,655,751
Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	4,919	574,195
Clean Harbors, Inc.(a)	5,888	1,380,618
MSA Safety, Inc.	4,314	690,844
RB Global, Inc.	21,769	2,239,377
Tetra Tech, Inc.	30,647	1,027,900
		5,912,934
Communications Equipment — 2.1%
Ciena Corp.(a)	16,536	3,867,274
Lumentum Holdings, Inc.(a)(b)	8,312	3,063,720
		6,930,994
Construction & Engineering — 2.0%
AECOM	15,527	1,480,189
API Group Corp.(a)	43,394	1,660,254
MasTec, Inc.(a)	7,191	1,563,108

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	3,601	$ 1,102,734
Valmont Industries, Inc.	2,309	928,957
		6,735,242
Construction Materials — 0.4%
Eagle Materials, Inc.	3,759	776,910
Knife River Corp.(a)	6,643	467,335
		1,244,245
Consumer Finance — 0.6%
Ally Financial, Inc.	32,863	1,488,365
SLM Corp.	23,803	644,109
		2,132,474
Consumer Staples Distribution & Retail — 2.2%
Albertsons Cos., Inc., Class A	46,365	796,087
BJ’s Wholesale Club Holdings, Inc.(a)	15,446	1,390,603
Casey’s General Stores, Inc.	4,359	2,409,263
Sprouts Farmers Market, Inc.(a)	11,415	909,433
U.S. Foods Holding Corp.(a)	26,136	1,968,564
		7,473,950
Containers & Packaging — 1.2%
AptarGroup, Inc.	7,693	938,238
Crown Holdings, Inc.	13,367	1,376,400
Graphic Packaging Holding Co.	34,598	521,046
Greif, Inc., Class A, NVS	3,189	215,895
Silgan Holdings, Inc.	10,282	415,085
Sonoco Products Co.	11,563	504,609
		3,971,273
Diversified Consumer Services — 1.1%
Duolingo, Inc., Class A(a)(b)	4,691	823,271
Graham Holdings Co., Class B	398	437,243
Grand Canyon Education, Inc.(a)	3,239	538,678
H&R Block, Inc.	14,821	645,899
Service Corp. International	16,434	1,281,359
		3,726,450
Diversified REITs — 0.5%
WP Carey, Inc.	25,691	1,653,473
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(a)	29,348	1,117,278
Electrical Equipment — 2.1%
Acuity, Inc.	3,565	1,283,543
EnerSys	4,443	652,010
Nextpower, Inc., Class A(a)	17,396	1,515,365
nVent Electric PLC	18,917	1,928,966
Regal Rexnord Corp.	7,783	1,092,111
Sensata Technologies Holding PLC	17,078	568,527
		7,040,522
Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics, Inc.(a)	6,039	665,377
Avnet, Inc.	9,534	458,395
Belden, Inc.	4,607	536,946
Cognex Corp.	19,648	706,935
Coherent Corp.(a)	18,423	3,400,333
Crane NXT Co.	5,789	272,488
Fabrinet(a)	4,200	1,912,176
Flex Ltd.(a)	43,351	2,619,267
IPG Photonics Corp.(a)(b)	3,092	221,387
Littelfuse, Inc.	2,919	738,274
Novanta, Inc.(a)	4,194	499,044
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	8,879	$ 1,333,892
Vontier Corp.	17,010	632,432
		13,996,946
Energy Equipment & Services — 1.1%
NOV, Inc.	42,761	668,355
TechnipFMC PLC	47,423	2,113,169
Valaris Ltd.(a)	7,586	382,334
Weatherford International PLC	8,409	658,088
		3,821,946
Entertainment — 0.2%
Warner Music Group Corp., Class A	17,103	524,549
Financial Services — 1.5%
Equitable Holdings, Inc.	27,608	1,315,521
Essent Group Ltd.	11,696	760,357
Euronet Worldwide, Inc.(a)	4,584	348,888
MGIC Investment Corp.	26,992	788,706
Shift4 Payments, Inc., Class A(a)(b)	7,921	498,785
Voya Financial, Inc.	11,156	831,011
WEX, Inc.(a)	4,020	598,900
		5,142,168
Food Products — 0.9%
Darling Ingredients, Inc.(a)	18,544	667,584
Flowers Foods, Inc.	25,828	281,009
Ingredion, Inc.	7,448	821,216
Marzetti Co. (The)	2,384	391,977
Pilgrim’s Pride Corp.	5,229	203,879
Post Holdings, Inc.(a)	5,604	555,076
		2,920,741
Gas Utilities — 1.0%
New Jersey Resources Corp.	11,776	543,109
ONE Gas, Inc.	7,034	543,377
Southwest Gas Holdings, Inc.	7,531	602,631
Spire, Inc.	6,920	572,284
UGI Corp.	25,196	943,086
		3,204,487
Ground Transportation — 1.7%
Avis Budget Group, Inc.(a)(b)	1,981	254,202
Knight-Swift Transportation Holdings, Inc.	19,031	994,941
Landstar System, Inc.	4,026	578,536
Ryder System, Inc.	4,733	905,849
Saia, Inc.(a)	3,123	1,019,722
XPO, Inc.(a)	13,761	1,870,257
		5,623,507
Health Care Equipment & Supplies — 1.6%
DENTSPLY SIRONA, Inc.	23,394	267,393
Envista Holdings Corp.(a)	19,276	418,482
Globus Medical, Inc., Class A(a)	13,061	1,140,356
Haemonetics Corp.(a)	5,488	439,863
Lantheus Holdings, Inc.(a)	7,774	517,360
LivaNova PLC(a)	6,402	393,915
Masimo Corp.(a)	5,352	696,081
Penumbra, Inc.(a)	4,591	1,427,388
		5,300,838
Health Care Providers & Services — 2.2%
Chemed Corp.	1,660	710,248
Encompass Health Corp.	11,795	1,251,921
Ensign Group, Inc. (The)	6,743	1,174,631
HealthEquity, Inc.(a)	10,100	925,261
Hims & Hers Health, Inc., Class A(a)(b)	24,420	792,917

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(a)	18,609	$ 592,883
Tenet Healthcare Corp.(a)	10,303	2,047,412
		7,495,273
Health Care REITs — 0.8%
Healthcare Realty Trust, Inc.	41,222	698,713
Omega Healthcare Investors, Inc.	34,645	1,536,159
Sabra Health Care REIT, Inc.	29,379	556,438
		2,791,310
Health Care Technology — 0.2%
Doximity, Inc., Class A(a)	16,105	713,129
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	23,434	245,120
Hotels, Restaurants & Leisure — 2.6%
Aramark	30,815	1,135,841
Boyd Gaming Corp.	6,777	577,672
Choice Hotels International, Inc.(b)	2,519	239,960
Churchill Downs, Inc.	7,766	883,616
Hilton Grand Vacations, Inc.(a)	7,020	314,145
Hyatt Hotels Corp., Class A(b)	4,903	786,049
Planet Fitness, Inc., Class A(a)	9,728	1,055,196
Texas Roadhouse, Inc.	7,754	1,287,164
Travel + Leisure Co.	7,648	539,413
Vail Resorts, Inc.	4,215	559,752
Wingstop, Inc.	3,258	777,000
Wyndham Hotels & Resorts, Inc.	8,857	669,235
		8,825,043
Household Durables — 2.0%
KB Home	7,593	428,321
Somnigroup International, Inc.	24,608	2,197,002
Taylor Morrison Home Corp., Class A(a)	11,456	674,415
Toll Brothers, Inc.	11,299	1,527,851
TopBuild Corp.(a)	3,272	1,365,046
Whirlpool Corp.	6,582	474,825
		6,667,460
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	7,310	807,536
Industrial REITs — 1.2%
EastGroup Properties, Inc.	6,244	1,112,306
First Industrial Realty Trust, Inc.	15,801	904,923
Rexford Industrial Realty, Inc.	27,233	1,054,462
STAG Industrial, Inc.	21,894	804,824
		3,876,515
Insurance — 4.5%
American Financial Group, Inc.	8,115	1,109,158
Brighthouse Financial, Inc.(a)	6,880	445,755
CNO Financial Group, Inc.	11,179	474,772
F&G Annuities & Life, Inc.	1,842	56,826
Fidelity National Financial, Inc., Class A	29,877	1,630,985
First American Financial Corp.	11,946	733,962
Hanover Insurance Group, Inc. (The)	4,256	777,869
Kemper Corp.	6,864	278,267
Kinsale Capital Group, Inc.(b)	2,591	1,013,392
Old Republic International Corp.	26,688	1,218,040
Primerica, Inc.	3,742	966,783
Reinsurance Group of America, Inc.	7,704	1,567,456
RenaissanceRe Holdings Ltd.	5,406	1,519,951
RLI Corp.	10,766	688,809
Ryan Specialty Holdings, Inc., Class A	13,285	685,905
Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	7,082	$ 592,551
Unum Group	18,048	1,398,720
		15,159,201
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc., Class A(a)	32,145	326,915
IT Services — 1.6%
ASGN, Inc.(a)	5,006	241,139
Kyndryl Holdings, Inc.(a)(b)	26,795	711,675
Okta, Inc., Class A(a)	19,749	1,707,696
Twilio, Inc., Class A(a)	17,774	2,528,174
		5,188,684
Leisure Products — 0.6%
Brunswick Corp.	7,624	566,006
Mattel, Inc.(a)	36,436	722,890
Polaris, Inc.	6,264	396,198
YETI Holdings, Inc.(a)(b)	9,122	402,919
		2,088,013
Life Sciences Tools & Services — 2.1%
Avantor, Inc.(a)(b)	79,931	916,009
Bio-Rad Laboratories, Inc., Class A(a)	2,132	645,975
Bruker Corp.	13,003	612,571
Illumina, Inc.(a)	17,913	2,349,469
Medpace Holdings, Inc.(a)	2,609	1,465,345
Repligen Corp.(a)	6,203	1,016,424
		7,005,793
Machinery — 5.3%
AGCO Corp.	7,261	757,467
Chart Industries, Inc.(a)	5,181	1,068,478
CNH Industrial NV	103,744	956,520
Crane Co.	5,739	1,058,444
Donaldson Co., Inc.	13,579	1,203,914
Esab Corp.	6,690	747,407
Flowserve Corp.	15,084	1,046,528
Graco, Inc.	19,436	1,593,169
ITT, Inc.	9,960	1,728,160
Lincoln Electric Holdings, Inc.	6,451	1,545,918
Middleby Corp. (The)(a)	5,433	807,724
Mueller Industries, Inc.	13,014	1,494,007
Oshkosh Corp.	7,415	931,546
Terex Corp.	7,690	410,492
Timken Co. (The)	7,646	643,258
Toro Co. (The)	11,473	903,154
Watts Water Technologies, Inc., Class A	3,213	886,852
		17,783,038
Marine Transportation — 0.2%
Kirby Corp.(a)	6,354	700,084
Media — 1.1%
EchoStar Corp., Class A(a)	15,781	1,715,395
New York Times Co. (The), Class A	18,941	1,314,884
Nexstar Media Group, Inc., Class A	3,342	678,593
		3,708,872
Metals & Mining — 2.4%
Alcoa Corp.	30,359	1,613,277
Cleveland-Cliffs, Inc.(a)	66,788	886,945
Commercial Metals Co.	13,330	922,703
MP Materials Corp., Class A(a)	15,791	797,761
Reliance, Inc.	6,130	1,770,773
Royal Gold, Inc.	9,498	2,111,310
		8,102,769

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	78,749	$ 1,760,828
Starwood Property Trust, Inc.	40,810	734,988
		2,495,816
Office REITs — 0.6%
COPT Defense Properties	13,244	368,183
Cousins Properties, Inc.	19,691	507,634
Kilroy Realty Corp.	12,760	476,841
Vornado Realty Trust	18,913	629,425
		1,982,083
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	39,084	695,304
DT Midstream, Inc.	11,919	1,426,466
HF Sinclair Corp.	18,330	844,647
PBF Energy, Inc., Class A	10,036	272,176
		3,238,593
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	7,430	600,047
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	13,598	683,980
American Airlines Group, Inc.(a)	77,383	1,186,281
		1,870,261
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	14,769	394,775
Coty, Inc., Class A(a)	45,438	139,949
elf Beauty, Inc.(a)	6,991	531,596
		1,066,320
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)(b)	58,248	1,318,152
Jazz Pharmaceuticals PLC(a)	7,124	1,211,080
		2,529,232
Professional Services — 1.9%
Concentrix Corp.	5,467	227,318
ExlService Holdings, Inc.(a)	18,605	789,596
Exponent, Inc.	5,848	406,202
FTI Consulting, Inc.(a)	3,548	606,105
Genpact Ltd.	18,798	879,370
Maximus, Inc.	6,606	570,230
Paylocity Holding Corp.(a)	5,164	787,510
TransUnion	22,766	1,952,185
		6,218,516
Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc.(a)	5,533	1,861,688
Residential REITs — 0.9%
American Homes 4 Rent, Class A	38,219	1,226,830
Equity LifeStyle Properties, Inc.	22,723	1,377,241
Independence Realty Trust, Inc.	28,522	498,564
		3,102,635
Retail REITs — 1.0%
Agree Realty Corp.	13,601	979,680
Brixmor Property Group, Inc.	35,885	940,905
Kite Realty Group Trust	25,381	608,382
NNN REIT, Inc.	22,265	882,362
		3,411,329
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	14,540	383,565
Amkor Technology, Inc.	13,536	534,401
Cirrus Logic, Inc.(a)	5,982	708,867
Entegris, Inc.	17,772	1,497,291
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)(b)	16,036	$ 1,179,929
MACOM Technology Solutions Holdings, Inc.(a)	7,508	1,285,970
MKS, Inc.	8,000	1,278,400
Onto Innovation, Inc.(a)	5,746	907,064
Rambus, Inc.(a)	12,620	1,159,652
Silicon Laboratories, Inc.(a)	3,851	503,326
Synaptics, Inc.(a)	4,711	348,708
Universal Display Corp.	5,183	605,271
		10,392,444
Software — 3.9%
Appfolio, Inc., Class A(a)	2,705	629,318
Bentley Systems, Inc., Class B	17,459	666,323
BILL Holdings, Inc.(a)	10,586	577,360
Blackbaud, Inc.(a)	4,300	272,276
Commvault Systems, Inc.(a)	5,169	647,986
Docusign, Inc.(a)	23,576	1,612,598
Dolby Laboratories, Inc., Class A	7,173	460,650
Dropbox, Inc., Class A(a)	20,448	568,454
Dynatrace, Inc.(a)	35,344	1,531,809
Guidewire Software, Inc.(a)	9,967	2,003,467
Manhattan Associates, Inc.(a)	7,064	1,224,262
Nutanix, Inc., Class A(a)	31,745	1,640,899
Pegasystems, Inc.	11,079	661,638
Qualys, Inc.(a)	4,204	558,712
		13,055,752
Specialized REITs — 1.5%
CubeSmart	26,733	963,725
EPR Properties	8,926	445,407
Gaming & Leisure Properties, Inc.	33,178	1,482,725
Lamar Advertising Co., Class A	10,183	1,288,964
National Storage Affiliates Trust	8,755	246,979
PotlatchDeltic Corp.	8,336	331,606
Rayonier, Inc.	17,408	376,883
		5,136,289
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(a)	5,518	694,551
AutoNation, Inc.(a)	3,207	662,181
Bath & Body Works, Inc.	24,172	485,374
Burlington Stores, Inc.(a)	7,300	2,108,605
Chewy, Inc., Class A(a)	26,384	871,991
Five Below, Inc.(a)	6,465	1,217,747
Floor & Decor Holdings, Inc., Class A(a)	12,632	769,163
GameStop Corp., Class A(a)(b)	48,309	970,045
Gap, Inc. (The)	26,534	679,270
Lithia Motors, Inc., Class A	2,843	944,814
Penske Automotive Group, Inc.	2,162	342,223
RH(a)	1,871	335,190
Valvoline, Inc.(a)	14,902	433,052
		10,514,206
Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage, Inc., Class A(a)	36,600	2,452,566
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	13,967	340,795
Columbia Sportswear Co.	3,148	173,423
Crocs, Inc.(a)(b)	6,086	520,475
PVH Corp.	5,641	378,060
VF Corp.	38,934	703,926
		2,116,679
Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc.	4,422	1,135,437

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Core & Main, Inc., Class A(a)	22,355	$ 1,161,790
GATX Corp.	4,185	709,776
MSC Industrial Direct Co., Inc., Class A	5,363	451,028
Watsco, Inc.	4,094	1,379,473
WESCO International, Inc.	5,703	1,395,182
		6,232,686
Water Utilities — 0.4%
Essential Utilities, Inc.	33,174	1,272,555
Total Long-Term Investments — 99.8% (Cost: $288,825,623)		333,807,785
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	13,114,685	13,121,242
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	363,281	363,281
Total Short-Term Securities — 4.0% (Cost: $13,482,535)		13,484,523
Total Investments — 103.8% (Cost: $302,308,158)		347,292,308
Liabilities in Excess of Other Assets — (3.8)%		(12,802,919)
Net Assets — 100.0%		$ 334,489,389

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,012,215	$ 1,109,444 (a)	$ —	$ (1,026)	$ 609	$ 13,121,242	13,114,685	$ 20,684 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	440,236	—	(76,955)(a)	—	—	363,281	363,281	17,968	—
				$ (1,026)	$ 609	$ 13,484,523		$ 38,652	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® ESG Select Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	1	03/20/26	$ 333	$ (9,747)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 333,807,785	$ —	$ —	$ 333,807,785
Short-Term Securities
Money Market Funds	13,484,523	—	—	13,484,523
	$ 347,292,308	$ —	$ —	$ 347,292,308
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (9,747)	$ —	$ —	$ (9,747)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust